SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Payable and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts payable:
Overseas	$ 6,061	$ 4,504
In Israel	905	1,063
Trade	6,966	5,567
Other:
Accrued expenses	976	521
Accrual for vacation and recreation pay	377	397
Payroll and related expenses	307	307
Other	84	2
Other	$ 1,744	$ 1,227